Expense Example - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774